Employee benefit - Disclosure of defined benefit plans (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 1,951	€ 1,923
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,678	1,665
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 272	€ 258